NOTES PAYABLE, RELATED PARTY (Tables)	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NOTE PAYABLE RELATED PARTY	Notes payables consist of the following:
	As of March 31,
	2024	2023
APB Loan	$-	$5,594,253
APB Revolving Note	-	1,530,569
Unamortized discount and deferred financing costs	-	(202,779)
	$-	$6,922,043